Share-based compensation	12 Months Ended
Dec. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based compensation
15.	Share-based compensation:

In December 2005, the Company’s Board of Directors adopted the Seaspan Corporation Stock Incentive Plan (the “Plan”), under which our officers, employees and directors may be granted options, restricted shares, phantom shares, and other stock-based awards as may be determined by the Company’s Board of Directors. In December 2015, the Plan, which is administered by the Company’s Board of Directors, was amended to increase the total shares of common stock reserved for issuance under the Plan to 3,000,000. The Plan was also amended to an indefinite term from the date of its adoption. At December 31, 2016, there are 1,253,635 (2015 – 1,418,715) remaining shares left for issuance under this Plan.

A summary of the Company’s outstanding restricted shares, phantom share units, SARs and restricted stock units as of December 31, 2016 is presented below:

	Restricted shares		Phantom share units		Stock appreciation rights		Restricted stock units
	Number	W.A. grant	Number	W.A. grant	Number of	W.A. grant	Number	W.A. grant
	of shares	date FV	of units	date FV	SARs	date FV	of units	date FV
December 31, 2013	48,880	$17.01	657,000	$14.02	7,072,945	$2.32	—	$—
Granted	43,936	22.57	70,000	23.04	—	—	72,314	23.03
Vested	(48,880)	17.01	—	—	—	—	(37,238)	23.03
Exercised	—	—	—	—	(1,193,529)	2.42	—	—
Exchanged	—	—	(20,000)	19.00	—	—	—	—
December 31, 2014	43,936	22.57	707,000	14.77	5,879,416	2.30	35,076	23.03
Granted	51,368	18.39	100,000	18.24	—	—	38,142	20.21
Vested	(45,924)	22.39	—	—	—	—	(35,195)	22.01
Exchanged	—	—	(110,000)	16.21	—	—	—	—
Cancelled	(4,433)	18.39	(49,999)	19.66	(2,605)	3.65	(5,195)	21.86
December 31, 2015	44,947	18.39	647,001	14.73	5,876,811	2.30	32,828	21.03
Granted	56,861	15.48	60,000	18.84	—	—	528,232	16.57
Vested	(44,947)	18.39	—	—	—	—	(37,374)	18.56
Exchanged	—	—	(70,000)	19.91	—	—	—	—
Expired	—	—	—	—	(3,438,614)	2.26	—	—
Cancelled	—	—	—	—	—	—	(299)	20.21
December 31, 2016	56,861	$15.48	637,001	$14.55	2,438,197	$2.29	523,387	$16.71

At December 31, 2016, there was $14,527,000 (2015 – $1,956,000) of total unamortized compensation costs relating to unvested share-based compensation awards which are expected to be recognized over a weighted average period of 27 months.

(a)	Restricted shares and phantom share units:

Class A common shares are issued on a one for one basis in exchange for the cancellation of vested restricted shares and phantom share units. The restricted shares generally vest over one year and the phantom share units generally vest over three years.  During 2016, the total fair value of restricted shares vested was $827,000 (2015 – $1,028,000; 2014 – $831,000) and the total fair value of shares cancelled was nil (2015 – 82,000; 2014 – nil).

As vested outstanding phantom share units are only exchanged for common shares upon written notice from the holder, the phantom share units that are exchanged for common shares may include units that vested in prior periods. At December 31, 2016, 537,001 (2015 – 547,001) of the outstanding phantom share units were vested and available for exchange by the holder.

(b)	Restricted stock units:

Under the Company’s Cash and Share Bonus Plan, the Company grants restricted stock units to eligible participants. The restricted stock units generally vest over three years, in equal one-third amounts on each anniversary date of the date of the grant. The restricted stock units are valued at the market price of the underlying securities on the grant date and the compensation expense, based on the estimated number of awards expected to vest, is recognized over the three-year vesting period. Upon vesting of the restricted stock units, the participant will receive class A common shares.

In May 2016, 479,714 restricted stock units were granted to the Company’s chief executive officer.  Each equal tranche will vest if the executive is employed with the Company on May 31 of each year over the next five years, commencing on May 31, 2017.

(c)	Performance stock units:

In May 2016, 786,147 performance stock units were granted to the Company’s chief executive officer.  The weighted average grant date fair value was $10.23 per unit.  Each tranche will vest when both its time and performance vesting hurdles are met.  Time vesting will occur for a given tranche of performance stock units if the executive is employed with the Company on May 31 of each year over the next five years, commencing on May 31, 2017.  Performance vesting will occur for a given tranche of performance stock units if the stock price of a Class A common share equals or exceeds the target performance vesting share price for such tranche for any 20 consecutive trading days on or before May 31, 2021.  Upon vesting of the performance stock units, the executive will receive Class A common shares.

The assumptions used in the Monte Carlo model to calculate the grant date fair value of the performance stock units were as follows:

Average expected term	3.03 years
Expected volatility	32.25%
Dividend yield	8.95%
Average risk free rate	1.38%

The following table provides information about the performance stock units granted:

		Performance Vesting Price	Time Vesting
Tranche	Number of PSUs	per Share	(continued employment)
1	127,316	$17.60	May 31, 2017
2	140,806	$18.48	May 31, 2018
3	155,212	$19.40	May 31, 2019
4	171,612	$20.37	May 31, 2020
5	191,201	$21.39	May 31, 2021
	786,147

During the year ended December 31, 2016, the Company amortized $6,228,000 (2015 – $3,928,000; 2014 – $7,701,000) in compensation cost related to the above share-based compensation awards.

(d)	Other share-based awards:

During 2016, the Company incurred $6,317,000 (2015 – $9,506,000; 2014 – $7,323,000) in transaction fees that were capitalized to vessels of which $3,159,000 (2015 – $4,753,000; 2014 – $3,662,000) were paid in Class A common shares.

During 2016, the Company incurred $7,598,000 (2015 – $8,627,000; 2014 – $4,520,000) in arrangement fees that were primarily capitalized to deferred financing fees of which $3,799,000 (2015 – $4,314,000; 2014 – $2,260,000) were paid in Class A common shares.

The Company also amortized $600,000 (2015 – $600,000; 2014 – $600,000) in share-based compensation expenses related to the accrued portion of performance based bonuses that may be settled in stock-based awards in future periods. The number of shares issued under each of these arrangements is based on volume weighted average share prices as defined in the underlying agreements.